TRANSAMERICA FUNDS

Supplement to the Currently Effective Statements of Additional Information

dated March 1, 2019, as supplemented

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Effective September 11, 2019, Erin D. Nelson was appointed as the Associate General Counsel, Chief Legal Officer and Secretary of Transamerica Funds (the “Trust”) and Rhonda A. Mills was appointed as the Assistant Secretary of the Trust.

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In the “Board Members and Officers” sub-section of the Statements of Additional Information in the section titled “Management of the Trust”, the table listing the officers of the Trust is deleted in its entirety and replaced with the following:

Officers

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (45)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Table Above.

Christopher A. Staples (48)	Vice President and Chief Investment Officer, Advisory Services	Since 2005

Vice President and Chief Investment Officer, Advisory Services (2007 – present), Transamerica Funds and TST;

Vice President and Chief Investment Officer, Advisory Services (2007 – 2015), TIS; Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – present); Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007 – 2018); Director (2005 – present), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016) and Lead Portfolio Manager (2007 – present), TAM; Director, TFS (2005 – present); Registered Representative (2007 – 2016), TCI; and Registered Representative, TFA (2005 – present).

Thomas R. Wald (58)	Chief Investment Officer	Since 2014	Chief Investment Officer, Transamerica Funds, TST and TAAVF (2014 – present); Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018); Chief Investment Officer, TIS (2014 – 2015); Senior Vice President and Chief Investment Officer, TAM (2014 – present); Chief Investment Officer, Transamerica Investments & Retirement (2014 – present); and Vice President and Client Portfolio Manager, Curian Capital, LLC (2012 – 2014).

Vincent J. Toner (49)	Vice President and Treasurer	Since 2014	Vice President and Treasurer, Transamerica Funds, TST and TAAVF (2014 – present), TET (2017 – present); Vice President and Treasurer, TPP, TPFG and TPFG II (2014 – 2018); Vice President and Treasurer, TIS (2014 – 2015); Vice President and Treasurer (2016 – present), Vice President, Administration and Treasurer (2014 – 2016), TAM; Vice President, Administration and Treasurer, TFS (2014 – present); and Senior Vice President and Vice President, Fund Administration, Brown Brothers Harriman (2010 – 2014).

Francine J. Rosenberger (51)	Chief Compliance Officer	Since 2019	Chief Compliance Officer, Transamerica Funds, TST, TET and TAAVF (2019 - present); Chief Compliance Officer (2019 - present), TAM; General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 - 2019).

Molly Possehl (41)	Anti-Money Laundering Officer	Since 2019	Anti-Money Laundering Officer, Transamerica Funds, TST, TET and TAAVF (2019 - present); Anti-Money Laundering Officer (2019 - present), TAM; Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013 – present); Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015 – present); Attorney, Anti-Money Laundering Compliance Officer (Annuity products), Transamerica Life Insurance Company/Aegon USA (2006 – 2015).

Erin D. Nelson (42)	Associate General Counsel, Chief Legal Officer and Secretary	Since 2019	Associate General Counsel, Chief Legal Officer and Secretary, Transamerica Funds, TST, TET and TAAVF (2019 – present); Associate General Counsel and Assistant Secretary, TAM (2019- present), Associate General Counsel and Assistant Secretary, TFS (2019-Present); Senior Vice President and Chief Compliance Officer, ALPS Advisors, Inc. (2015-2019); Vice President, Deputy Chief Compliance Officer, ALPS Advisors, Inc. (2015).

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Rhonda A. Mills (53)	Assistant General Counsel, Assistant Secretary	Since 2016	Assistant Secretary, Transamerica Funds, TST and TAAVF (2019 – present); Secretary, Transamerica Funds, TST and TAAVF (2019); Assistant Secretary, Transamerica Funds, TST and TAAVF (2016 – 2019); Assistant Secretary, TPP, TPFG and TPFG II (2016 – 2018); Assistant Secretary, Vice President and High Level Specialist Attorney (2014 – 2016), Assistant General Counsel (2016 – present), TAM; Assistant Secretary, High Level Specialist Attorney and Vice President (2014 – present), TFS; Vice President and Associate Counsel, ALPS Fund Services, Inc. (2011 – 2014); Managing Member, Mills Law, LLC (2010 – 2011); Counsel, Old Mutual Capital (2006-2009); Senior Counsel, Great-West Life and Annuity Insurance Company (2004-2006); and Securities Counsel, J.D. Edwards (2000-2003).

Blake Boettcher (33)	Tax Manager	Since 2018	Tax Manager, Transamerica Funds, TST, TAAVF and TET (2018 – present); Senior Manager – Tax, Charles Schwab Investment Management (2015 – 2017); and Tax Manager, Deloitte Tax LLP (2012 – 2015).

Peter Sattelmair (41)	Assistant Treasurer	Since 2018	Assistant Treasurer, Transamerica Funds, TST and TAAVF (2018 – present); Director, Fund Administration, TAM (2014 – present); and Vice President and Assistant Vice President, Fund Administration, State Street Corporation (2007– 2014).

*	Elected and serves at the pleasure of the Board of the Trust.

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Investors Should Retain this Supplement for Future Reference

September 23, 2019